Dissolution of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Summary of Gain on Dissolution of Subsidiaries

	2017	2018	2018
	Rmb	Rmb	US$
Net assets disposed of:
Other long term assets	6	—	—
Income taxes payable	(6,466)	(1,301)	(189)

Gain on dissolution of subsidiaries	(6,460)	(1,301)	(189)